Other reserves - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	£ (3,388)	£ (1,464)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,667	4,992
Increase (decrease) in equity	(1,325)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,284)	(1,342)
Increase (decrease) in equity	58
Changes in fair value	96
Net gains transferred to net profits	19
Tax	19
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(5,940)	(5,557)
Increase (decrease) in equity	(383)
Changes in fair value	(1,262)
Net gains transferred to net profits	(724)
Tax	(155)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(27)	467
Increase (decrease) in equity	(494)
Tax	(188)
Loss on change in value of foreign currency basis spreads, before tax	682
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	196	£ (24)
Merger reserve
Disclosure of reserves within equity [line items]
Increase (decrease) in equity	£ 124